Intercompany Transactions	12 Months Ended
Dec. 31, 2014
Intercompany Transactions [Abstract]
Intercompany Transactions

NOTE 26. INTERCOMPANY TRANSACTIONS

Transactions between related companies are made on an arms-length basis, are eliminated and consist primarily of GECC dividends to GE; GE customer receivables sold to GECC; GECC services for trade receivables management and material procurement; buildings and equipment (including automobiles) leased between GE and GECC; information technology (IT) and other services sold to GECC by GE; aircraft engines manufactured by GE that are installed on aircraft purchased by GECC from third-party producers for lease to others; and various investments, loans and allocations of GE corporate overhead costs.

These intercompany transactions are reported in the GE and GECC columns of our financial statements, but are eliminated in deriving our consolidated financial statements. Effects of these eliminations on our consolidated cash flows from operating, investing and financing activities are $(5,404) million, $1,978 million and $3,426 million for 2014, $(5,088) million, $492 million and $4,690 million for 2013 and $(8,542) million, $2,328 million and $6,703 million for 2012, respectively. Details of these eliminations are shown below.

(In millions)	2014	2013	2012

Cash from (used for) operating activities-continuing operations
Combined	$33,627	$34,170	$37,495
GE customer receivables sold to GECC	(1,918)	360	(1,809)
GECC dividends to GE	(3,000)	(5,985)	(6,426)
Other reclassifications and eliminations	(486)	537	(307)
	$28,223	$29,082	$28,953
Cash from (used for) investing activities-continuing operations
Combined	$(7,699)	$27,487	$10,470
GE customer receivables sold to GECC	1,766	262	2,005
Other reclassifications and eliminations	212	230	323
	$(5,721)	$27,979	$12,798
Cash from (used for) financing activities-continuing operations
Combined	$(20,151)	$(49,649)	$(56,916)
GE customer receivables sold to GECC	152	(622)	(196)
GECC dividends to GE	3,000	5,985	6,426
Other reclassifications and eliminations	274	(673)	473
	$(16,725)	$(44,959)	$(50,213)